Land Use Rights	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
NOTE 7 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms.  The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At March 31, 2012 and December 31, 2011, land use rights consisted of the following:

	Useful Life	March 31, 2012	December 31, 2011
Land use rights	50 years	$13,815,081	$13,728,258
Less: accumulated amortization		(289,106)	(214,795)
		$13,525,975	$13,513,463

Amortization of land use rights attributable to future periods is as follows:

Twelve-month periods ending March 31:
2013	$299,999
2014	299,999
2015	299,999
2016	299,999
2017	299,999
Thereafter	12,025,980
$13,525,975

For the three months ended March 31, 2012 and 2011, amortization expense amounted to $73,006 and $14,392, respectively.

NOTE 8 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. In 2009, the Company acquired land use rights for approximately $2,165,000 for 123,000 square meters located in Gongzhuling, Jilin, China. The Company is currently developing this land and constructing a grain storage and logistics center.  In August 2011, the Company obtained land use rights for approximately $10.1 million for 180,000 square meters located in Gongzhuling, Jilin, China. The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At December 31, 2011 and 2010, land use rights consist of the following:

	Useful Life	December 31, 2011	December 31, 2010
Land use rights	50 Years	$13,728,258	$2,773,279
Less: accumulated amortization		(214,795)	(99,273)
		$13,513,463	$2,674,006

Amortization of land use rights attributable to future periods is as follows:

Years ending December 31:	Amount
2012	$274,617
2013	274,617
2014	274,617
2015	274,617
2016	274,617
Thereafter	12,140,378
$13,513,463

For the years ended December 31, 2011 and 2010, amortization expense amounted to $109,790 and $70,623, respectively.